Schedule of Disaggregation Information of Revenues (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Product Information [Line Items]
Total revenue	$ 1,597,143	$ 12,470,969	$ 14,153,693
Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenue	267,550	2,089,113	1,234,655
Transferred over Time [Member]
Product Information [Line Items]
Total revenue	1,329,593	10,381,856	12,919,038
Service, Other [Member]
Product Information [Line Items]
Total revenue	141,645	1,106,009	3,658,174
Subscriptions [Member]
Product Information [Line Items]
Total revenue	692,520	5,407,403	5,038,199
Hosting Support and Maintenance Services [Member]
Product Information [Line Items]
Total revenue	298,563	2,331,269	1,980,230
Liquidity Services [Member]
Product Information [Line Items]
Total revenue	125,905	983,104	1,234,655
Whitel Label Services [Member]
Product Information [Line Items]
Total revenue	191,359	1,494,188	960,484
Subscription Services [Member]
Product Information [Line Items]
Total revenue	$ 147,151	$ 1,148,996	$ 1,281,951